As filed with the Securities and Exchange Commission on November 14, 1997
                                           Registration Nos. 33-23512, 811-5629

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                          Registration Statement under
                           The Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 34
                                     and/or

                          Registration Statement under
                       The Investment Company Act of 1940
                                Amendment No. 35

                                  THE GCG TRUST
                  (Exact Name of Registrant as Specified in Charter)
                        1001 Jefferson Street, Suite 400
                              Wilmington, DE 19801
                                 [302-576-3400]
             (Address and Telephone Number of Principal Executive Offices)

                               Marilyn Talman, Esq.
                       Golden American Life Insurance Company
                              1001 Jefferson Street
                              Wilmington, DE  19801
                  (Name and Address of Agent for Service of Process)
                                      ----------

           Approximate date of commencement of proposed sale to the public:
      A soon as practical after the effective date of the Registration Statement

It is  proposed  that  this  filing  will  become  effective:
          [ ] immediately  upon  filing  pursuant  to  paragraph  (b)
          [X] on November 28, 1997 pursuant  to  paragraph  (b)
          [ ] 60 days after  filing pursuant  to  paragraph  (a)(i)
          [ ] on  _________  pursuant  to paragraph  (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on  _________  pursuant to  paragraph  (a)(ii) of Rule 485.

If appropriate, check the following box:
          [X] this Post-Effective Amendment designates a new effective date or a previously filed Post-Effective Amendment.
                                      ----------

                       DECLARATION PURSUANT TO RULE 24f-2
The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the year ended December 31, 1996 was filed on February 28, 1997.

Part A

     The GCG Trust's (the "Trust") prospectus filed as of
September 2, 1997 in Post-Effective Amendment No. 33 is incorporated by reference in this Post-Effective Amendment
No. 34

Part B

     The Trust's statement of additional information filed as of September 2, 1997 in Post-Effective Amendment No. 33 is incorporated by reference in this Post-Effective Amendment
No. 34

Part C

     The Trust's Part C: Other Information filed as of
September 2, 1997 in Post-Effective Amendment No. 33 is incorporated by reference in this Post-Effective Amendment
No. 34

                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 33-23512) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and the State of Delaware, on November 14, 1997.

                                                   THE GCG TRUST
                                                   (Registrant)

                                                   --------------------------
                                                   Terry L. Kendall*
                                                   President
*By:           /s/ Marilyn Talman
                  ---------------------
               Marilyn Talman
               as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 33-23512) has been duly signed below by the following persons on behalf of The GCG Trust in the capacity indicated on November 14, 1997.

Signature                                      Title

                                               President and Trustee
---------------------
Terry L. Kendall*

                                               Trustee
---------------------
J. Michael Earley*

                                                Trustee
---------------------
R. Barbara Gitenstein*

                                                Trustee
---------------------
Robert A. Grayson*


---------------------                           Trustee
Elizabeth J. Newell

                                                Chairman of the Board
---------------------
Paul R. Schlaack*

                                                Trustee
---------------------
Stanley B. Seidler*

                                                Trustee
---------------------
Roger B. Vincent*

                                                Treasurer
---------------------
Mary Bea Wilkinson*

                                                Trustee
---------------------
M. Norvel Young*


*By:            /s/ Marilyn Talman
               -----------------------
               Marilyn Talman
               as Attorney-in-Fact